SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) shares	Feb. 28, 2018 RUB (₽) shares
Awards Outstanding
Contingent consideration | ₽			₽ 83
Number outstanding (in shares)		16,242,174
Average Remaining Contractual Life	8 years 3 months 18 days	8 years 3 months 18 days
Aggregate Intrinsic Value | $		$ 579.0
Awards Exercisable
Number exercisable (in shares)		5,208,041
Average Remaining Contractual Life	7 years 1 month 13 days	7 years 1 month 13 days
Aggregate Intrinsic Value | $		$ 167.5
2018 plan
Awards Outstanding
Number outstanding (in shares)		451,064
Average Remaining Contractual Life	9 years 1 month 2 days	9 years 1 month 2 days
Awards Exercisable
Number exercisable (in shares)		100,828
Average Remaining Contractual Life	8 years 9 months 29 days	8 years 9 months 29 days
RosTaxi
Awards Outstanding
Contingent consideration | ₽				₽ 500
Options
Awards Outstanding
Number outstanding (in shares)		3,314,842	3,601,433
Average Remaining Contractual Life	8 years 2 months 4 days	8 years 2 months 4 days
Aggregate Intrinsic Value | $		$ 20.9
Awards Exercisable
Number exercisable (in shares)		1,516,288
Average Remaining Contractual Life	7 years 2 months 1 day	7 years 2 months 1 day
Aggregate Intrinsic Value | $		$ 11.0
Options | 2018 plan
Awards Outstanding
Number outstanding (in shares)		179,522	189
Average Remaining Contractual Life	9 years 3 months 3 days	9 years 3 months 3 days
Awards Exercisable
Number exercisable (in shares)		36,093
Average Remaining Contractual Life	9 years 1 month 13 days	9 years 1 month 13 days
SARs
Awards Outstanding
Number outstanding (in shares)		126,100	154,994
Average Remaining Contractual Life	3 years 6 months 18 days	3 years 6 months 18 days
Aggregate Intrinsic Value | $		$ 1.4
Awards Exercisable
Number exercisable (in shares)		126,100
Average Remaining Contractual Life	3 years 6 months 18 days	3 years 6 months 18 days
Aggregate Intrinsic Value | $		$ 1.4
RSUs
Awards Outstanding
Number outstanding (in shares)		12,801,232	13,865,414
Average Remaining Contractual Life	8 years 4 months 17 days	8 years 4 months 17 days
Aggregate Intrinsic Value | $		$ 556.7
Awards Exercisable
Number exercisable (in shares)		3,565,653
Average Remaining Contractual Life	7 years 2 months 19 days	7 years 2 months 19 days
Aggregate Intrinsic Value | $		$ 155.1
RSUs | 2018 plan
Awards Outstanding
Number outstanding (in shares)		271,542	114,499
Average Remaining Contractual Life	8 years 11 months 23 days	8 years 11 months 23 days
Awards Exercisable
Number exercisable (in shares)		64,735
Average Remaining Contractual Life	8 years 7 months 28 days	8 years 7 months 28 days
RSUs | RosTaxi | 2016 Plan
Awards Outstanding
Number outstanding (in shares)				259,560
Options and RSUs
SHARE-BASED COMPENSATION
Total intrinsic value of options	₽ 90	$ 1.1	₽ 25
Total fair value of options	₽ 1,405	$ 17.8	₽ 209
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 4.16
Awards Outstanding
Number outstanding (in shares)		48,438
Average Remaining Contractual Life	5 months 19 days	5 months 19 days
Aggregate Intrinsic Value | $		$ 1.9
Awards Exercisable
Number exercisable (in shares)		48,438
Average Remaining Contractual Life	5 months 19 days	5 months 19 days
Aggregate Intrinsic Value | $		$ 1.9
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 8.77
Awards Outstanding
Number outstanding (in shares)		128,850
Average Remaining Contractual Life	10 months 20 days	10 months 20 days
Aggregate Intrinsic Value | $		$ 4.5
Awards Exercisable
Number exercisable (in shares)		128,850
Average Remaining Contractual Life	10 months 20 days	10 months 20 days
Aggregate Intrinsic Value | $		$ 4.5
$36.62 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 36.62
Awards Outstanding
Number outstanding (in shares)		1,068,554
Average Remaining Contractual Life	9 years 7 months 2 days	9 years 7 months 2 days
Aggregate Intrinsic Value | $		$ 7.3
$40.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 40.00
Awards Outstanding
Number outstanding (in shares)		2,069,000
Average Remaining Contractual Life	8 years 1 month 2 days	8 years 1 month 2 days
Aggregate Intrinsic Value | $		$ 7.2
Awards Exercisable
Number exercisable (in shares)		1,339,000
Average Remaining Contractual Life	8 years 7 days	8 years 7 days
Aggregate Intrinsic Value | $		$ 4.6
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 20.99
Awards Outstanding
Number outstanding (in shares)		1,100
Average Remaining Contractual Life	1 year 10 months 28 days	1 year 10 months 28 days
Awards Exercisable
Number exercisable (in shares)		1,100
Average Remaining Contractual Life	1 year 10 months 28 days	1 year 10 months 28 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 32.85
Awards Outstanding
Number outstanding (in shares)		125,000
Average Remaining Contractual Life	3 years 6 months 21 days	3 years 6 months 21 days
Aggregate Intrinsic Value | $		$ 1.4
Awards Exercisable
Number exercisable (in shares)		125,000
Average Remaining Contractual Life	3 years 6 months 21 days	3 years 6 months 21 days
Aggregate Intrinsic Value | $		$ 1.4
$80.89 | Options | 2018 plan
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 80.89
Awards Outstanding
Number outstanding (in shares)		97
Average Remaining Contractual Life	8 years 1 month 9 days	8 years 1 month 9 days
Awards Exercisable
Number exercisable (in shares)		97
Average Remaining Contractual Life	8 years 1 month 9 days	8 years 1 month 9 days
$203.83 | Options | 2018 plan
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 203.83
Awards Outstanding
Number outstanding (in shares)		139,425
Average Remaining Contractual Life	9 years 1 month 24 days	9 years 1 month 24 days
Awards Exercisable
Number exercisable (in shares)		35,996
Average Remaining Contractual Life	9 years 1 month 17 days	9 years 1 month 17 days
$255.51 | Options | 2018 plan
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares		$ 255.51
Awards Outstanding
Number outstanding (in shares)		40,000
Average Remaining Contractual Life	9 years 7 months 9 days	9 years 7 months 9 days